INCOME TAXES - Effective tax rate reconciliation (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of effective tax rate:
Federal taxes at statutory rate	21.00%	21.00%
State taxes, net of federal benefit	4.40%	3.70%
Permanent items	0.9	(1.6)
Performance shares	(13.7)
Provision to return adjustment and other	0.1	(0.2)
Change in rate	(0.40%)
NOL carryback difference	0.30%
Effective income tax rate	12.60%	22.90%